CVC - BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on their respective fair values. The remaining useful lives represent the period over which acquired tangible and intangible assets with a finite life are being depreciated or amortized.

	Fair Values	Estimated Useful Lives

Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2-18 years
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names (a)	1,010,000	12 years
Amortizable intangible assets	23,296	1-15 years
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,832,773)
Other non-current liabilities	(189,355)
Total	$9,958,323

(a)	See Note 8 for additional information regarding a change in the remaining estimated useful lives of the Company's trade names.

Schedule of future amortization expense
The following table sets forth the estimated amortization expense on intangible assets for the periods presented:

Estimated amortization expense
Year Ending December 31, 2018	$873,133
Year Ending December 31, 2019	777,846
Year Ending December 31, 2020	696,240
Year Ending December 31, 2021	616,718
Year Ending December 31, 2022	537,100

Business Acquisition, Pro Forma Information
The following table presents the unaudited pro forma revenue and net loss for the period presented as if the Cablevision Acquisition had occurred on January 1, 2016:

Year Ended December 31, 2016
Revenue	$9,154,816
Net loss	$(721,257)

Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the preliminary allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on preliminary fair value information currently available, which is subject to change within the measurement period (up to one year from the acquisition date).

	Estimates of Fair Values (As of December 31, 2016)	Estimated Useful Lives

Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2-18 years
Goodwill	5,838,959
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names	1,010,000	12 years
Amortizable intangible assets	23,296	1-15 years
Other non-current assets	748,998
Current liabilities	(2,305,954)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,834,807)
Other non-current liabilities	(189,355)
Total	$9,958,323

Schedule of future amortization expense
The following table sets forth the estimated amortization expense on the intangible assets recorded in the connection with the Merger for the years ending December 31:

Estimated amortization expense
Year Ending December 31, 2017	$701,908
Year Ending December 31, 2018	655,409
Year Ending December 31, 2019	609,245
Year Ending December 31, 2020	562,613
Year Ending December 31, 2021	515,430

Business Acquisition, Pro Forma Information
The unaudited pro forma revenue, loss from continuing operations and net loss for the years ended December 31, 2015, as if the Merger had occurred on January 1, 2015, are as follows:

Revenue	$6,545,545
Loss from continuing operations	$(740,115)
Net loss	$(752,656)